Intangible assets - Goodwill - Assumptions used in the calculation of impairment (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 MXN ($)	Dec. 31, 2020
Goodwill
Period of projection of cash flows		10 years
Discount rate (as a percent)		7.54%
Perpetual growth (as a percent)		0.00%
Risk free rate (as a percent)		6.26%
Beta		0.779
Equity Risk Premium (as a percent)		6.38%
Goodwill impairment	$ 0
Cost of Equity, measurement input
Goodwill
Significant unobservable input, assets		0.1123
Cost of Debt, measurement input
Goodwill
Significant unobservable input, assets		0.0527
Capital Structure, Equity, measurement input
Goodwill
Significant unobservable input, assets		0.38
Capital Structure, Debt, measurement input
Goodwill
Significant unobservable input, assets		0.62